Subsequent Events (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Aug. 17, 2020	Aug. 13, 2020	Aug. 06, 2020	Jul. 21, 2020	Jul. 18, 2020	Jul. 14, 2020	Jun. 30, 2020
Subsequent Event [Member]
Subsequent Events (Textual)
Equity Interest Rate			100.00%
Subsequent Event [Member] | RMB Member
Subsequent Events (Textual)
Cash			$ 0
HLI [Member]
Subsequent Events (Textual)
Unsecured borrowed amount				$ 211,950	$ 211,950	$ 211,950		$ 918,450
HLI [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Service charge payable		$ 42,000
DGHKT [Member]
Subsequent Events (Textual)
Fixed annual interest rate	3.50%
Unsecured borrowed amount	$ 118,000
Principal amount	$ 85,000						$ 33,000
Loan term	1 year